SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Table)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Disaggregated revenue
	For the Year ended December 31, 2022	For the Year ended December 31, 2021
Website management	$296,211	$304,587
Advertising and content revenue	248,611	204,910
Product sales	609,776	661,154
Digital Product Sales	1,065,217	636,192
Other	-	1,700
Total revenue	$2,219,815	$1,808,543